Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Provision for Income Taxes from Continuing Operations

The following table presents the provision for income taxes from continuing operations:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Income tax (benefit)/ expense:
Current income tax benefit	$(10,863)	$—	$—
Deferred income tax (benefit)/expense	(2,090)	(19,291)	21,829
Total	$(12,953)	$(19,291)	$21,829

Schedule of Reconciliation from Operating Profit to Current Income Tax Expenses

Reconciliation from operating profit to current income tax expenses:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Profit/(loss) before income tax	$71,027	$(260,508)	$(638,759)
PRC statutory income tax rate	25%	25%	25%
Income tax expense/(benefit) computed at the PRC statutory tax rate	17,757	(65,127)	(159,690)
Effect of true-up on NOL	(10,863)	—	11,107
Effect of preferential tax rate	(15,982)	52,102	140,453
Additional deduction for R&D expenses	(4,128)	(3,634)	(1,913)
Non-deductible expenses	263	164	1,839
Changes in valuation allowance			30,033
Impact of changes in tax rates	—	(2,796)	—
Income tax (benefit)/ expense	$(12,953)	$(19,291)	$21,829
Effective tax rates	(18.24)%	7.41%	(3.42)%

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities were as follows:

	As of
	December 31, 2023	December 31, 2024
Deferred tax assets:
Allowance for credit loss	$3,567	$5,339
Operating lease liabilities	7,791	—
Net operating loss carried forward	18,572	24,268
Total deferred tax assets	29,930	29,607
Less: valuation allowance	—	(29,607)
Total deferred tax assets, net of valuation allowance	29,930	—
Net off against deferred tax liabilities	(7,806)	—
Deferred tax assets, net	22,124	—
Deferred tax liabilities:	—
Operating lease right-of-use assets	(7,806)	—
Total deferred tax liabilities	(7,806)	—
Net off against deferred tax assets	7,806	—
Deferred tax liabilities, net	$—	$—

Schedule of Changes Related to Valuation Allowance

The changes related to valuation allowance are as follows:

	As of
	December 31, 2023	December 31, 2024
Balance at beginning of the year	$—	$—
Additions	—	29,607
Reversals	—	—
Balance at beginning of the year	$—	$29,607